Acquisition of businesses and purchase of non-controlling interests - Narrative (Details) ₨ in Millions, £ in Millions, $ in Millions	1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Jul. 28, 2019	Aug. 19, 2019	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Aug. 20, 2019 GBP (£) shares	Aug. 20, 2019 INR (₨) shares	Jul. 29, 2019 GBP (£)	Jul. 29, 2019 USD ($)	Jul. 04, 2013
Disclosure of business combinations and purchase of NCI [line items]
Maximum value for contingent consideration payments			£ 60	£ 60	£ 60
Contingent consideration payment period					6 years
Consideration payable			£ 69	£ 69	£ 69
Proportion of ownership interest in subsidiary					100.00%
Serengeti Breweries Limited
Disclosure of business combinations and purchase of NCI [line items]
Proportion of ownership interest in subsidiary	39.20%			40.20%
United Spirits Limited
Disclosure of business combinations and purchase of NCI [line items]
Percentage of interest acquired										14.98%
Proportion of ownership interest in subsidiary		54.78%	55.24%
United Spirits Limited
Disclosure of business combinations and purchase of NCI [line items]
Consideration payable						£ 23	₨ 1,960
Number of shares acquired (in shares) | shares						3,310,515	3,310,515
East African Breweries Limited | Serengeti Breweries Limited
Disclosure of business combinations and purchase of NCI [line items]
Percentage of interest acquired								4.00%	4.00%
Consideration payable								£ 2	$ 3
USL Benefit Trust | United Spirits Limited
Disclosure of business combinations and purchase of NCI [line items]
Proportion of ownership interest in subsidiary					2.38%